Mortgage Loans Held for Sale (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of mortgage loans held for sale at fair value
The following summarizes mortgage loans held for sale at fair value as of December 31, 2013 and 2012:

	December 31,
	2013	2012
Conventional [1]	$409,863	$110,493
Government insured [2]	267,497	108,131
Non-agency jumbo	5,720	—
Total mortgage loans held for sale, at fair value	$683,080	$218,624
[1] Conventional includes FNMA and FHLMC mortgage loans.
[2] Government insured includes GNMA mortgage loans (including Federal Housing Administration, Department of Veterans Affairs and United States Department of Agricultural mortgage loans).